Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Income Taxes [Abstract]
Income Taxes
NOTE 9 — INCOME TAXES

The Company accounts for income taxes in accordance with FASB ASC Topic 740, Accounting for Income Taxes; which requires the Company to provide a net deferred tax asset or liability equal to the expected future tax benefit or expense of temporary reporting differences between book and tax accounting and any available operating loss or tax credit carry forwards. The amount of and ultimate realization of the benefits from the deferred tax assets for income tax purposes is dependent, in part, upon the tax laws in effect, the Company’s future earnings, and other future events, the effects of which cannot be determined.

As of March 31, 2014 the Company had net operating loss carry-forwards of approximately $10,200,000 for Danish tax purposes which do not expire and Company had net operating loss carry-forwards of approximately $120,000 for U.S. Federal Tax purposes which expire through 2033, a portion of which shall be limited due to the change in control of the Parent.

The Company files U.S. and Danish income tax returns, and they are generally no longer subject to tax examinations for years prior to 2010 and 2007, respectively.

The temporary differences, tax credits and carry forwards gave rise to the following deferred tax asset (liabilities) at March 31, 2014 and December 31, 2013:

	March 31, 2014	December 31, 2013
Excess of Tax over book depreciation Fixed assets	$87,578	$87,578
Excess of Tax over book depreciation Patents	114,028	114,028
Net Operating Loss Carry forward	2,254,812	1,642,598
Valuation Allowance	(2,456,418)	(1,844,204)
Total Deferred Tax Asset (Liabilities)	$-	$-

In accordance with prevailing accounting guidance, the Company is required to recognize and disclose any income tax uncertainties.  The guidance provides a two-step approach to recognize and disclose any income tax uncertainties.  The guidance provides a two-step approach to recognizing and measuring tax benefits and liabilities when realization of the tax position is uncertain.  The first step is to determine whether the tax position meet the more-likely-than-not condition for recognition and the second step is to determine the amount to be recognized based on the cumulative probability that exceeds 50%.  The amount of and ultimate realization of the benefits from the deferred tax assets for income tax purposes is dependent, in part, upon the tax laws in effect, the Company’s future earnings, and other future events, the effects of which can be difficult to determine and can only be estimated. Management estimates that it is more likely than not that the Company will not generate adequate net profits to use the deferred tax assets; and consequently, a valuation allowance was recorded for all deferred tax assets.

A reconciliation of income tax expense at the federal statutory rate to income tax expense at the company’s effective rate is as follows at March 31 , 2014 and 2013:

	March 31, 2014	March 31, 2013
Computed Tax at Expected Statutory Rate	$(144,858)	$(135,684)
Non-US Income Taxed at Different Rates	44,858	38,059
Non-Deductable expenses	-	27,850
Valuation allowance	100,000	69,775
Income Tax Expense	$-	$-

The components of income tax expense (benefit) from continuing operations for the three months ended March 31, 2014 and 2013 consisted of the following

Current Tax Expense	2013	2012
Danish Income Tax	$-	$-
Total Current Tax Expense	-	-
Deferred Income Tax Expense (Benefit)
Excess of Tax over Book Depreciation Fixed Assets	-	-
Excess of Tax over Book Depreciation Patents	-	-
Net Operating Loss Carry forwards	(100,000)	(69,775)
Change in the Valuation allowance	100,0000	69,775
Total Deferred Tax Expense	$-	$-

Deferred income tax expense / (benefit) results primarily from the reversal of temporary timing differences between tax and financial statement income.

Note 4 -          Income Taxes

As of March 31, 2013, the Company has net operating loss carryforwards of approximately $76,000 to reduce future federal and state taxable income through 2033.

The Company currently has no federal or state tax examinations in progress nor has it had any federal or state examinations since its inception. All of the Company’s tax years are subject to federal and state tax examination.

The benefit from income taxes consists of the following:

	For The Year Ended March 31, 2013	For The Year Ended March 31, 2012	Cumulative From January 18, 2011 (Inception) to March 31, 2013
Current Expense:
Federal and State	$-	$-	$-
Deferred tax benefit:
Federal and State	13,000	10,000	26,000
Valuation allowance	(13,000)	(10,000)	(26,000)
Total	$-	$-	$-

The income tax benefit differs from the amount computed by applying the federal statutory income tax rate to the loss before income taxes due to the following:

	For The Year Ended March 31, 2013	For The Year Ended March 31, 2012	Cumulative From January 18, 2011 (Inception) to March 31, 2013
Statutory federal income tax rate	(34)%	(34)%	(34)%
Valuation allowance	34%	34%	34%
Effective income tax rate	0%	0%	0%